CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenues	$ 0	$ 3	$ 0	$ 77
Costs and expenses:
Cost of revenues	0	0	0	3
Research and development (including related party amounts of $401, $140, $401 and $337 for the three months ended September 30, 2023 and 2022 and nine months ended September 30, 2023 and 2022, respectively)	3,929	4,121	11,577	12,659
General and administrative	2,974	1,874	8,737	5,501
Total expenses	6,903	5,995	20,314	18,163
Loss from operations	(6,903)	(5,992)	(20,314)	(18,086)
Other income (expense):
Interest expense (including related party amounts of $63, $628, $160 and $1,663 for the three months ended September 30, 2023 and 2022 and the nine months ended September 30, 2023 and 2022, respectively)	(211)	(636)	(307)	(1,690)
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties (including related party amounts of $42, $1, $12 and $3 for the three months ended September 30, 2023 and 2022 and the nine months ended September 30, 2023 and 2022, respectively)	1,741	(73)	(1,043)	(88)
Loss on issuance of forward purchase contract	(24,475)	0	(24,475)	0
Transaction costs expensed	(3,329)	0	(3,329)	0
Other income, net	0	8	120	58
Net loss before provision for income taxes	(33,177)	(6,693)	(49,348)	(19,806)
Provision for income taxes	0	0	0	0
Net loss	(33,177)	(6,693)	(49,348)	(19,806)
Comprehensive loss	$ (33,177)	$ (6,693)	$ (49,348)	$ (19,806)
Earnings Per Share [Abstract]
Weighted-average common shares outstanding, basic (in shares)	13,397,968	6,088,729	13,342,568	5,962,841
Weighted-average common shares outstanding, diluted (in shares)	13,397,968	6,088,729	13,342,568	5,962,841
Net loss per share, basic (in usd per share)	$ (2.48)	$ (1.10)	$ (3.70)	$ (3.32)
Net loss per share, diluted (in usd per share)	$ (2.48)	$ (1.10)	$ (3.70)	$ (3.32)